Intangible Assets (Details) - Schedule of indefinite life intangible assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Orbital slots [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Cost at end of year	$ 609,742
Accumulated impairment as at December 31, 2022	(1,100)
Net carrying values	608,642	$ 605,845
Orbital slots [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Cost at beginning of year	606,945	607,213
Cost at end of year		606,945
Impact of foreign exchange	2,797	(268)
Orbital slots [Member] | Accumulated impairment [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Accumulated impairment at beginning of year	(1,100)	(1,100)
Accumulated impairment as at December 31, 2022		(1,100)
Impairment
Trade name [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Cost at end of year	17,000
Accumulated impairment as at December 31, 2022
Net carrying values	17,000	17,000
Trade name [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Cost at beginning of year	17,000	17,000
Cost at end of year		17,000
Impact of foreign exchange
Trade name [Member] | Accumulated impairment [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Accumulated impairment at beginning of year
Accumulated impairment as at December 31, 2022
Impairment
Intellectual Property [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Cost at end of year	69,065
Accumulated impairment as at December 31, 2022
Net carrying values	69,065	64,392
Intellectual Property [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Cost at beginning of year	64,392	64,841
Cost at end of year		64,392
Impact of foreign exchange	4,673	(449)
Intellectual Property [Member] | Accumulated impairment [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Accumulated impairment at beginning of year
Accumulated impairment as at December 31, 2022
Impairment
Total Indefinite Life Intangible Assets [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Cost at end of year	695,807
Accumulated impairment as at December 31, 2022	(1,100)
Net carrying values	694,707	687,237
Total Indefinite Life Intangible Assets [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Cost at beginning of year	688,337	689,054
Cost at end of year		688,337
Impact of foreign exchange	7,470	(717)
Total Indefinite Life Intangible Assets [Member] | Accumulated impairment [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Accumulated impairment at beginning of year	(1,100)	(1,100)
Accumulated impairment as at December 31, 2022		(1,100)
Impairment